Commitments and Contingencies - Additional Information - Legal Proceedings and Claims - Class Action Complaint (Details) - $ / shares	1 Months Ended	3 Months Ended	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Loss Contingencies [Line Items]
Quarterly dividend (dollars per share)			$ 0.22	$ 1.7325	$ 1.265
Class Action Complaint [Member]
Loss Contingencies [Line Items]
Quarterly dividend (dollars per share)	$ 0.055	$ 0.550